Concorde Wealth Management Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 57.9%	Shares	Value
Construction - 1.4%
Howard Hughes Holdings, Inc. (a)	7,500	$576,900

Finance and Insurance - 4.7%
Chubb Ltd.	2,700	746,010
JPMorgan Chase & Co. (b)	4,600	1,102,666
Seaport Entertainment Group, Inc. (a)	833	23,282
		1,871,958

Information - 4.5%
Microsoft Corp. (b)	2,600	1,095,900
Warner Bros Discovery, Inc. (a)(b)	68,550	724,573
		1,820,473

Manufacturing - 13.8%
AbbVie, Inc.	5,200	924,040
Bunge Global SA	6,550	509,328
Eastman Chemical Co.	4,558	416,237
Hershey Co.	3,190	540,226
Hubbell, Inc.	1,600	670,224
Johnson & Johnson	4,900	708,638
Louisiana-Pacific Corp.	6,100	631,655
Northrop Grumman Corp.	1,150	539,684
Texas Instruments, Inc. (b)	3,200	600,032
		5,540,064

Mining, Quarrying, and Oil and Gas Extraction - 23.2%
Black Stone Minerals LP	100,336	1,464,906
Diamondback Energy, Inc.	6,000	982,980
Expand Energy Corp. (b)	12,900	1,284,195
Exxon Mobil Corp.	11,436	1,230,170
Franco-Nevada Corp.	5,600	658,504
Martin Marietta Materials, Inc. (b)	1,000	516,500
Occidental Petroleum Corp.	20,000	988,200
Texas Pacific Land Corp.	1,985	2,195,331
		9,320,786

Retail Trade - 6.0%
Amazon.com, Inc. (a)	5,000	1,096,950
Lowe's Cos., Inc. (b)	2,200	542,960
TJX Cos., Inc.	6,500	785,265
		2,425,175

Transportation and Warehousing - 1.2%
Canadian Pacific Kansas City Ltd.	6,500	470,405

Wholesale Trade - 3.1%
Energy Transfer LP	62,500	1,224,375
TOTAL COMMON STOCKS (Cost $13,679,666)		23,250,136

PRIVATE FUNDS - 8.0%	Shares	Value
CLI Capital (c)	95,455	475,837
Hayman Hong Kong Opportunities Fund, LP (c)	500,000	0
LLR Equity Partners V, LP (c)	990,000	1,548,049
LRVHealth, LP (c)	490,000	421,033
Moran Tice 20:20 Fund, LP (c)	250,000	264,772
RCP Select Capital Fund, LP (c)	500,000	500,000
SPAC Opportunity Partners, LLC (c)	1,000,000	0
TOTAL PRIVATE FUNDS (Cost $3,890,587)		3,209,691

CLOSED-END FUNDS - 7.4%	Shares	Value
PIMCO Flexible Credit Income Fund - Class I	58,813	416,399
Pioneer ILS Interval Fund	117,583	1,050,015
Sprott Physical Gold Trust (a)	74,500	1,500,430
TOTAL CLOSED-END FUNDS (Cost $2,473,110)		2,966,844

U.S. TREASURY SECURITIES - 6.1%	Par	Value
United States Treasury Notes
4.38%, 08/15/2026	1,000,000	1,001,797
3.25%, 06/30/2029	1,500,000	1,431,152
TOTAL U.S. TREASURY SECURITIES (Cost $2,466,082)		2,432,949

EXCHANGE TRADED FUNDS - 5.0%	Shares	Value
JPMorgan Nasdaq Equity Premium Income ETF	7,200	405,936
JPMorgan Ultra-Short Income ETF	20,000	1,007,400
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6,000	602,040
TOTAL EXCHANGE TRADED FUNDS (Cost $2,002,465)		2,015,376

CORPORATE BONDS - 2.2%	Par	Value
Energy - 0.4%
BP Capital Markets PLC, 4.38% to 09/22/2025 then 5 yr. CMT Rate + 4.04%, Perpetual	150,000	148,618

Finance and Insurance - 0.8%
Discover Financial Services, 3.75%, 03/04/2025	150,000	149,678
JPMorgan Chase & Co., 3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	150,000	145,432
		295,110

Manufacturing - 0.3%
Motorola Solutions, Inc., 7.50%, 05/15/2025	125,000	125,683

Mining, Quarrying, and Oil and Gas Extraction - 0.4%
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	175,000	170,243

Utilities - 0.3%
Cheniere Energy, Inc., 4.63%, 10/15/2028	135,000	132,194
TOTAL CORPORATE BONDS (Cost $878,883)		871,848

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares	Value
Real Estate and Rental and Leasing - 1.7%
First Industrial Realty Trust, Inc.	14,000	701,820
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $615,993)		701,820

OPEN-END FUNDS - 1.6%	Shares	Value
Absolute Convertible Arbitrage Fund - Class Institutional	30,725	344,122
Baron Real Estate Fund - Class Institutional	7,871	315,240
TOTAL OPEN-END FUNDS (Cost $662,320)		659,362

SHORT-TERM INVESTMENTS - 10.0%		Value
Money Market Funds - 6.4%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.42% (d)	558,233	558,233
MSILF Government Portfolio - Class Institutional, 4.43% (d)	2,002,539	2,002,539
		2,560,772

U.S. Treasury Bills - 3.6%	Par
4.85%, 05/15/2025 (e)	1,500,000	1,477,057
TOTAL SHORT-TERM INVESTMENTS (Cost $4,034,754)		4,037,829

TOTAL INVESTMENTS - 99.9% (Cost $30,703,860)		40,145,855
Other Assets in Excess of Liabilities - 0.1%		38,064
TOTAL NET ASSETS - 100.0%		$40,183,919
two			%
Percentages are stated as a percent of net assets.			%

CMT - Constant Maturity Treasury
LP Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,209,691 or 8.0% of net assets as of December 31, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	The rate shown is the annualized effective yield as of December 31, 2024.

Concorde Wealth Management Fund
Schedule of Written Options
December 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Expand Energy Corp., Expiration: 01/17/2025; Exercise Price: $97.50	$(497,750)	(50)	$(16,550)
JPMorgan Chase & Co., Expiration: 01/17/2025; Exercise Price: $245.00	(359,565)	(15)	(4,575)
Lowe's Cos., Inc., Expiration: 01/17/2025; Exercise Price: $252.50	(197,440)	(8)	(1,656)
Martin Marietta Materials, Inc., Expiration: 01/17/2025; Exercise Price: $550.00	(258,250)	(5)	(738)
Microsoft Corp., Expiration: 01/17/2025; Exercise Price: $447.50	(421,500)	(10)	(610)
Texas Instruments, Inc., Expiration: 01/17/2025; Exercise Price: $195.00	(225,012)	(12)	(1,500)
Warner Bros Discovery, Inc., Expiration: 01/17/2025; Exercise Price: $11.00	(158,550)	(150)	(3,600)
Total Call Options			(29,229)

Put Options - (0.0)% (c)
AbbVie, Inc., Expiration: 01/17/2025; Exercise Price: $175.00	(88,850)	(5)	(1,250)
Hershey Co., Expiration: 01/17/2025; Exercise Price: $165.00	(84,675)	(5)	(875)
Total Put Options			(2,125)
TOTAL WRITTEN OPTIONS (Premiums received $30,928)			$(31,354)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Concorde Wealth Management Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Funds securities as of December 31, 2024:

	Level 1	Level 2		Level 3		Total
Assets:
Investments:
Common Stocks	$23,250,136	$		$		$23,250,136
Private Funds					3,209,691	3,209,691
Closed-End Funds	2,966,844					2,966,844
U.S. Treasury Securities			2,432,949			2,432,949
Exchange Traded Funds	2,015,376					2,015,376
Corporate Bonds			871,848			871,848
Real Estate Investment Trusts	701,820					701,820
Open-End Funds	659,362					659,362
Money Market Funds	2,560,772					2,560,772
U.S. Treasury Bills			1,477,057			1,477,057
Total Investments	$32,154,310		$4,781,854		$3,209,691	$40,145,855

Liabilities:
Investments:
Written Options	$(30,616)		$(738)	$		$(31,354)
Total Investments	$(30,616)		$(738)	$		$(31,354)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior years annual report.